Allowance For Loan Losses	3 Months Ended
Mar. 31, 2014
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

NOTE 4 — ALLOWANCE FOR LOAN LOSSES

The following table presents changes in the allowance for loan losses.

Allowance for Loan Losses and Recorded Investment in Finance Receivables (dollars in millions)

	Quarter Ended March 31, 2014					Quarter Ended March 31, 2013
	Transportation & International Finance	North American Commercial Finance	Non-Strategic Portfolios	Corporate and Other	Total	Transportation & International Finance	North American Commercial Finance	Non-Strategic Portfolios	Corporate and Other	Total
Beginning balance	$ 46.7	$ 303.8	$ 5.6	$ -	$ 356.1	$ 44.3	$ 293.7	$ 41.3	$ -	$ 379.3
Provision for credit losses	12.4	23.2	1.0	0.1	36.7	(5.6)	24.9	0.3	(0.1)	19.5
Other(1)	(0.4)	(4.1)	-	(0.1)	(4.6)	(0.5)	(2.8)	(0.1)	0.1	(3.3)
Gross charge-offs (2)	(14.3)	(22.6)	(7.5)	-	(44.4)	(4.2)	(14.2)	(5.9)	-	(24.3)
Recoveries	1.3	6.6	0.9	-	8.8	3.1	8.4	3.3	-	14.8
Allowance balance - end of period	$ 45.7	$ 306.9	$ -	$ -	$ 352.6	$ 37.1	$ 310.0	$ 38.9	$ -	$ 386.0

	March 31, 2014					March 31, 2013
Allowance balance:
Loans individually evaluated for impairment	$ 0.7	$ 25.0	$ -	$ -	$ 25.7	$ 2.7	$ 36.5	$ 1.0	$ -	$ 40.2
Loans collectively evaluated for impairment	45.0	280.9	-	-	325.9	34.4	272.4	36.7	-	343.5
Loans acquired with deteriorated credit quality (3)	-	1.0	-	-	1.0	-	1.1	1.2	-	2.3
Allowance balance - end of period	$ 45.7	$ 306.9	$ -	$ -	$ 352.6	$ 37.1	$ 310.0	$ 38.9	$ -	$ 386.0
Other reserves (1)	$ 0.4	$ 30.6	$ -	$ -	$ 31.0	$ -	$ 24.7	$ 0.2	$ 0.2	$ 25.1
Finance receivables:
Loans individually evaluated for impairment	$ 20.6	$ 192.4	$ 6.6	$ -	$ 219.6	$ 20.3	$ 275.2	$ 45.3	$ -	$ 340.8
Loans collectively evaluated for impairment	3,532.8	14,657.6	107.0	-	18,297.4	2,937.4	13,743.4	1,412.2	-	18,093.0
Loans acquired with deteriorated credit quality (3)	0.1	52.8	1.8	-	54.7	0.3	75.6	16.0	-	91.9
Ending balance	$ 3,553.5	$ 14,902.8	$ 115.4	$ -	$ 18,571.7	$ 2,958.0	$ 14,094.2	$ 1,473.5	$ -	$ 18,525.7
Percent of loans to total loans	19.1%	80.3%	0.6%	-	100.0%	16.0%	76.1%	8.0%	-	100.0%

(1)

“Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit and for deferred purchase agreements, all of which is recorded in Other liabilities. “Other” also includes changes relating to sales and foreign currency translations.

(2)

Gross charge-offs include $6.2 million and $1.5 million charged directly to the Allowance for loan losses for the quarters ended March 31, 2014 and 2013, respectively.  In 2014, $6.2 million related to North American Commercial Finance.  In 2013, $1.0 million related to Non-Strategic Portfolios and $0.5 million related to North American Commercial Finance.

(3)	Represents loans considered impaired in FSA and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).